Capital commitments (Tables)	12 Months Ended
Dec. 31, 2022
Capital commitments [abstract]
Schedule of capital commitments
The Group has significant capital expenditure contracted for the end of the reporting period but not recognised as liabilities is as follows:

	December 31, 2022	December 31, 2021
	£’000	£’000
Plant and equipment	8,656	2,065
Computer Equipment	8	0
Fixtures and Fittings	447	—
Leasehold improvements	2,639	1,068
	11,750	3,133